GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2025	2024
	$	$
Capital markets	16,694	11,519
Payroll, consulting and benefits	13,146	8,248
Office and administration	4,498	2,945
Professional and consulting fees	4,156	4,918
Business development	3,305	896
Investor relations and Marketing media	3,286	3,791
Listing fees	283	271
Total	45,368	32,588